Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Bridgeway Funds, Inc.
Omni Small‑Cap Value Fund (BOSVX)
Supplement dated March 17, 2023 to the
Prospectus dated October 31, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Furthermore, effective April 1, 2023, the Prospectus is amended as follows:
1.	The following replaces the Annual Fund Operating Expenses table on page 2:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement[1]	(0.14%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.47%
[1] Bridgeway Capital Management, LLC (the “Adviser”), the investment adviser to the Fund pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.47% until at least November 1, 2024. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) and trading costs (e.g., commission and other trading costs) are not included in the 0.47% expense limitation. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.
2.	The following replaces the Example table on page 3:

1 Year	3 Years	5 Years	10 Years

$48	$179	$322	$738

Omni Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Bridgeway Funds, Inc.
Omni Small‑Cap Value Fund (BOSVX)
Supplement dated March 17, 2023 to the
Prospectus dated October 31, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Furthermore, effective April 1, 2023, the Prospectus is amended as follows:
1.	The following replaces the Annual Fund Operating Expenses table on page 2:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement[1]	(0.14%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.47%
[1] Bridgeway Capital Management, LLC (the “Adviser”), the investment adviser to the Fund pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.47% until at least November 1, 2024. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) and trading costs (e.g., commission and other trading costs) are not included in the 0.47% expense limitation. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.
2.	The following replaces the Example table on page 3:

1 Year	3 Years	5 Years	10 Years

$48	$179	$322	$738

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2024
Omni Small-Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	322
10 Years	rr_ExpenseExampleYear10	$ 738

[1]	Bridgeway Capital Management, LLC (the “Adviser”), the investment adviser to the Fund pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.47% until at least November 1, 2024. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) and trading costs (e.g., commission and other trading costs) are not included in the 0.47% expense limitation. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.